UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2013
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 600
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Compliance Officer
Phone:                 301-951-5288 x 102
Signature,             Place,                       and Date of Signing:
James W. Mersereau     Chevy Chase, Maryland        April 22nd, 2013
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      93
Form 13F Information Table Value Total:      $178424
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AbbVie Inc                     COM              00287Y109     1992    48856 SH       SOLE                                      48856
Abbott Laboratories            COM              002824100     2250    63694 SH       SOLE                                      63694
Accenture PLC                  COM              G1151C101     3402    44774 SH       SOLE                                      44774
Ametek                         COM              031100100     4292    98992 SH       SOLE                                      98992
Amphenol Corp New Cl A         COM              032095101     2969    39777 SH       SOLE                                      39777
Ansys                          COM              03662Q105     2678    32895 SH       SOLE                                      32895
Apple Computer                 COM              037833100     4750    10730 SH       SOLE                                      10730
Arthur J. Gallagher & Co       COM              363576109     1575    38130 SH       SOLE                                      38130
Australia & New Zealand Bkg Gr COM              052528304      290     9750 SH       SOLE                                       9750
Automatic Data Proc            COM              053015103     1310    20146 SH       SOLE                                      20146
Autozone                       COM              053332102      914     2304 SH       SOLE                                       2304
BCE New                        COM              05534B760     3167    67830 SH       SOLE                                      67830
Banco de Chile ADR             COM              059520106      891     9399 SH       SOLE                                       9399
Bank of Montreal               COM              063671101     2115    33594 SH       SOLE                                      33594
Bristol-Myers Squibb           COM              110122108      620    15050 SH       SOLE                                      15050
Canadian National Railway Corp COM              136375102     3070    30605 SH       SOLE                                      30605
Celgene Corp                   COM              151020104     2582    22278 SH       SOLE                                      22278
Central Fd of Canada           COM              153501101     1123    57958 SH       SOLE                                      57958
CenturyLink                    COM              156700106      503    14316 SH       SOLE                                      14316
Check Point Software           COM              M22465104      625    13305 SH       SOLE                                      13305
Chevron Texaco Corp            COM              166764100     5037    42390 SH       SOLE                                      42390
China Petroleum & Chemical Cor COM              16941R108      782     6685 SH       SOLE                                       6685
Church & Dwight                COM              171340102     4110    63588 SH       SOLE                                      63588
Citrix Systems                 COM              177376100      681     9432 SH       SOLE                                       9432
Cognizant Tech                 COM              192446102     1143    14924 SH       SOLE                                      14924
Comcast Corp New Cl A          COM              20030N101     1418    33786 SH       SOLE                                      33786
CrediCorp Ltd                  COM              G2519Y108      428     2577 SH       SOLE                                       2577
Cummins                        COM              231021106     2011    17362 SH       SOLE                                      17362
DIRECTV                        COM              25490A309     1044    18444 SH       SOLE                                      18444
Danaher Corp                   COM              235851102     2592    41700 SH       SOLE                                      41700
Davita Healthcare Partners     COM              23918K108     2938    24770 SH       SOLE                                      24770
Dominion Resources             COM              25746U109     1284    22078 SH       SOLE                                      22078
Donaldson Co                   COM              257651109     1846    51008 SH       SOLE                                      51008
Dover Corp                     COM              260003108      270     3700 SH       SOLE                                       3700
Ecolab                         COM              278865100     4969    61972 SH       SOLE                                      61972
Enbridge                       COM              29250N105      620    13325 SH       SOLE                                      13325
Express Scripts Hldg Co        COM              30219G108     3861    67005 SH       SOLE                                      67005
Exxon Mobil Corp               COM              30231G102      429     4758 SH       SOLE                                       4758
Factset Research System        COM              303075105      704     7600 SH       SOLE                                       7600
Fastenal Co                    COM              311900104     3184    62032 SH       SOLE                                      62032
Fiserv                         COM              337738108     3367    38328 SH       SOLE                                      38328
Grainger (WW)                  COM              384802104     6051    26896 SH       SOLE                                      26896
Health Care Reit               COM              42217K106     1477    21750 SH       SOLE                                      21750
Henry Schein                   COM              806407102     3490    37708 SH       SOLE                                      37708
Idexx Labs                     COM              45168D104     3626    39244 SH       SOLE                                      39244
InterContinental Htls Gp PLC S COM              45857P400     1010    33198 SH       SOLE                                      33198
Intl Business Mach             COM              459200101     3901    18287 SH       SOLE                                      18287
Intuit                         COM              461202103     2597    39555 SH       SOLE                                      39555
Intuitive Surgical             COM              46120E602      503     1024 SH       SOLE                                       1024
Iron Mountain PA               COM              462846106      209     5743 SH       SOLE                                       5743
Johnson & Johnson              COM              478160104      948    11625 SH       SOLE                                      11625
Joy Global                     COM              481165108      612    10285 SH       SOLE                                      10285
Knight Transn                  COM              499064103      193    12000 SH       SOLE                                      12000
Luxottica Group ADR            COM              55068R202     1046    20800 SH       SOLE                                      20800
MasterCard Worldwide           COM              57636Q104     3499     6466 SH       SOLE                                       6466
McCormick & Co                 COM              579780206     2998    40767 SH       SOLE                                      40767
McDonald's Corp                COM              580135101     2598    26063 SH       SOLE                                      26063
Merck & Co New                 COM              58933Y105      517    11707 SH       SOLE                                      11707
Mettler Toledo Intl            COM              592688105      288     1350 SH       SOLE                                       1350
NextEra Energy                 COM              65339F101     1088    14011 SH       SOLE                                      14011
Nike Cl B                      COM              654106103     1212    20537 SH       SOLE                                      20537
Noble Energy                   COM              655044105      411     3550 SH       SOLE                                       3550
Novo Nordisk Spons ADR         COM              670100205     4220    26131 SH       SOLE                                      26131
O'Reilly Automotive New        COM              67103H107     3843    37517 SH       SOLE                                      37517
Oracle Corp                    COM              68389X105     1221    37768 SH       SOLE                                      37768
Paychex                        COM              704326107      305     8709 SH       SOLE                                       8709
Praxair                        COM              74005P104     2862    25661 SH       SOLE                                      25661
Procter & Gamble Co            COM              742718109      262     3394 SH       SOLE                                       3394
Public Storage Com             COM              74460D109     1728    11347 SH       SOLE                                      11347
Qualcomm                       COM              747525103      738    11022 SH       SOLE                                      11022
Questar Corp                   COM              748356102     2408    98975 SH       SOLE                                      98975
Ralph Lauren Corp              COM              751212101     1280     7560 SH       SOLE                                       7560
Rogers Communications Cl B     COM              775109200     1034    20250 SH       SOLE                                      20250
Roper Inds New Com             COM              776696106     4622    36303 SH       SOLE                                      36303
Ross Stores                    COM              778296103     1600    26400 SH       SOLE                                      26400
SPDR Gold Trust ETF            COM              78463V107      524     3391 SH       SOLE                                       3391
Saul Centers                   COM              804395101      203     4650 SH       SOLE                                       4650
Sigma-Aldrich Corp             COM              826552101     4849    62442 SH       SOLE                                      62442
Smucker, (JM)                  COM              832696405     1279    12894 SH       SOLE                                      12894
Southern Co                    COM              842587107      941    20056 SH       SOLE                                      20056
Stericycle                     COM              858912108     3940    37109 SH       SOLE                                      37109
Syngenta ADR                   COM              87160A100     2304    27513 SH       SOLE                                      27513
TRPrice Assoc                  COM              74144T108     2269    30312 SH       SOLE                                      30312
Taiwan Semiconductor Mfg ADR   COM              874039100     1172    68188 SH       SOLE                                      68188
Teradata Corp                  COM              88076W103     1483    25342 SH       SOLE                                      25342
Thermo Fisher Scientific       COM              883556102     1872    24472 SH       SOLE                                      24472
Toro Co                        COM              891092108     1105    24000 SH       SOLE                                      24000
Toronto-Dominion Bank          COM              891160509     1713    20574 SH       SOLE                                      20574
Trimble Navigation Ltd         COM              896239100     2633    87838 SH       SOLE                                      87838
United Technologies            COM              913017109     2368    25349 SH       SOLE                                      25349
Verizon Communication          COM              92343v104      206     4191 SH       SOLE                                       4191
WGL Hldgs                      COM              92924f106      767    17398 SH       SOLE                                      17398
Whole Foods Market             COM              966837106      563     6489 SH       SOLE                                       6489